T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.4%
MARYLAND 96.0%
Anne Arundel County Consolidated Special Taxing Dist., Villages
of Dorchester & Farmington Village, 5.00%, 7/1/24  500 501
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/24  610 623
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  1,000 1,033
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/26  1,730 1,824
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 10/1/26  1,090 1,135
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/24  1,860 1,886
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/26  1,740 1,854
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  1,550 1,546
Baltimore City, Harbor Point, Series A, 2.70%, 6/1/23 (1) 100 100
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 186
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 120
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 127
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
8/1/26  1,635 1,697
Baltimore County, Consolidated Public Improvement, Series 2022,
GO, 5.00%, 3/1/27  275 295
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,074
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  200 201
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 405
Baltimore County, Riderwood Village, 4.00%, 1/1/24  1,520 1,515
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  500 510
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/26  1,030 1,097
Frederick County, Series A, 5.00%, 7/1/23  1,815 1,817
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,014
Frederick County, Series A, 5.00%, 7/1/25  860 883
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/25  1,500 1,552
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/26  1,565 1,650
Gaithersburg, Asbury Maryland Obligated Group, Series B, 5.00%,
1/1/27  2,030 2,031
Harford County, GO, 5.00%, 10/1/25  815 851
Harford County, GO, 5.00%, 10/1/26  1,950 2,077
Harford County, Series B, GO, 5.00%, 7/1/26  2,325 2,464

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Harford County, Beechtree Estates Project, 4.00%, 7/1/23  200 200
Howard County, Series B, GO, 5.00%, 8/15/26  255 271
Howard County, Series C, GO, 5.00%, 2/15/25  720 742
Howard County, Series E, GO, 5.00%, 2/15/25  1,000 1,031
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/23  275 275
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/24  260 264
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/25  235 243
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/26  120 127
Howard County Housing Commission, Roger Carter Recreational
Center, 5.00%, 6/1/27  125 134
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/24  670 678
Howard County, Consolidated Public Improvement, Series A, GO,
5.00%, 2/15/25  560 577
Howard County, Consolidated Public Improvement, Series B, GO,
5.00%, 2/15/25  1,000 1,031
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  145 144
Maryland, Series A, GO, 5.00%, 3/15/24  485 492
Maryland, Series A, GO, 5.00%, 8/1/25  730 759
Maryland, Series A, GO, 5.00%, 3/15/26  1,000 1,053
Maryland, Series A, GO, 5.00%, 8/1/26  2,485 2,638
Maryland, Series A, GO, 5.00%, 3/15/27  360 387
Maryland, Series B, GO, 5.00%, 8/1/24  1,590 1,622
Maryland, Series B, GO, 5.00%, 8/1/25  2,650 2,756
Maryland, Series B, GO, 5.00%, 8/1/26  250 265
Maryland, Series C, GO, 5.00%, 8/1/24  1,595 1,627
Maryland CDA, Series B, 0.25%, 9/1/23  580 575
Maryland CDA, Series C, 5.00%, 9/1/26  1,200 1,260
Maryland CDA, Series C, 5.00%, 9/1/27  1,100 1,173
Maryland CDA Local Gov't. Infrastructure, Series A-1, 3.30%,
6/1/29 (Prerefunded 6/1/23) (2) 45 45
Maryland CDA Local Gov't. Infrastructure, Series A-1, 4.00%,
6/1/24  950 956
Maryland CDA Local Gov't. Infrastructure, Series A-2, 4.25%,
6/1/28 (Prerefunded 6/1/23) (2) 95 95
Maryland DOT, 4.00%, 9/1/23  300 300
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 197
Maryland DOT, 5.00%, 10/1/23  655 659
Maryland DOT, 5.00%, 5/1/24  1,355 1,376
Maryland DOT, 5.00%, 10/1/24  2,110 2,156

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, 5.00%, 5/1/25  330 340
Maryland DOT, 5.00%, 6/1/25  650 651
Maryland DOT, 5.00%, 10/1/25  2,000 2,083
Maryland DOT, 5.00%, 5/1/26  1,970 2,041
Maryland DOT, 5.00%, 10/1/26  920 978
Maryland DOT, 5.00%, 11/1/26  1,040 1,068
Maryland DOT, 5.00%, 10/1/27  1,505 1,605
Maryland DOT, COP, 5.00%, 6/15/24 (3) 750 761
Maryland DOT, Series 2022A, 5.00%, 12/1/26  1,000 1,066
Maryland DOT, Series A, 5.00%, 10/1/27  350 380
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,280
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,000 1,049
Maryland Economic Dev., VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  1,025 1,039
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/23  160 160
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  205 205
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 301
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 352
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  250 253
Maryland Economic Dev., Cargo Revenue, 4.00%, 7/1/24 (1)(3) 855 844
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 776
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 786
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (3) 780 798
Maryland Economic Dev., Salisbury Univ. Project, 5.00%, 6/1/27  1,250 1,250
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/23  675 675
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  180 182
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (4) 25 25
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/25 (4) 15 15
Maryland Economic Dev., Univ. of Maryland College Park Project,
4.00%, 6/1/26 (4) 1,000 1,017
Maryland Economic Dev., Univ. of Maryland Project, 4.00%, 7/1/25  200 198
Maryland Economic Dev., Univ. of Maryland Project, 5.00%, 7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 76
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24) (2) 80 81
Maryland HHEFA, 5.00%, 7/1/32 (Prerefunded 7/1/24) (2) 1,070 1,087
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 471
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 637
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 475
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/23  1,475 1,475
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23  905 906
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 187
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/28
(Prerefunded 7/1/23) (2) 230 230

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Calvert Healthcare System, 4.50%, 7/1/29
(Prerefunded 7/1/23) (2) 135 135
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38
(Prerefunded 7/1/23) (2) 1,185 1,186
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 66
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  350 362
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%, 1/1/25  310 313
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  275 284
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 241
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/23  135 135
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  65 67
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  90 94
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28 (Prerefunded
7/1/25) (2) 380 394
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/23  90 90
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%, 7/1/24  165 167
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/23  280 280
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%, 7/1/24  70 71
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/23  1,170 1,176
Maryland HHEFA, Maryland Institute College of Art, 5.00%, 6/1/23  295 295
Maryland HHEFA, Maryland Institute College of Art, Series 2012,
5.00%, 6/1/23  530 530
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 390
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  765 782
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 295
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23  2,190 2,195
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,002
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/23  750 750
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,528
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,456
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 102
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 208
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/23  60 60
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%,
7/1/34 (Prerefunded 7/1/24) (2) 1,000 1,016
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/23  50 50
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 519
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 278

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  5,650 5,761
Maryland HHEFA, Univ. of Maryland Medical System, Series B-2,
VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  2,000 2,093
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 3.90%, 7/1/41  300 300
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (5) 215 218
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2) 90 92
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (2) 3,340 3,399
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/34
(Prerefunded 7/1/24) (2) 1,500 1,527
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/25 (Prerefunded 7/1/24) (2) 2,500 2,544
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 332
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/24  135 137
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 105
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (2) 1,000 1,054
Maryland Stadium Auth., Built to Learn Revenue, Series A, 5.00%,
6/1/26  2,025 2,129
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  290 304
Maryland Transportation Auth., 5.00%, 7/1/23  435 436
Maryland Transportation Auth., Series A, 5.00%, 7/1/25  1,470 1,526
Montgomery County, Series A, GO, 5.00%, 11/1/23  730 735
Montgomery County, Series A, GO, 5.00%, 12/1/23  115 116
Montgomery County, Series A, GO, 5.00%, 11/1/27 (Prerefunded
11/1/24) (2) 1,335 1,368
Montgomery County, Series B, GO, 4.00%, 11/1/26  235 243
Montgomery County, Series B, GO, 5.00%, 11/1/24  2,350 2,408
Montgomery County, Series C, GO, 5.00%, 10/1/25  250 261
Montgomery County, Series E, GO, VRDN, 4.00%, 11/1/37  525 525
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/25  3,000 3,120
Montgomery County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/1/27  3,165 3,428
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  365 395
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  340 353
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  500 541

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  435 461
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,015 1,034
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  250 265
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 410
Univ. System of Maryland, Series A, 5.00%, 4/1/24  1,280 1,298
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,885 1,983
Univ. System of Maryland, Series B, 5.00%, 4/1/26  130 137
Univ. System of Maryland, Series D, 4.00%, 10/1/23  2,090 2,091
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  250 248
Washington Suburban Sanitary Commission, 5.00%, 6/1/24  1,960 1,993
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  495 513
148,626
PUERTO RICO 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (1) 775 782
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 750 764
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,415 1,445
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,200 2,300
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Facs. Financing Auth., Auxilio Mutuo Hospital, 5.00%, 7/1/23  50 50
5,341
Total Investments in Securities 99.4%
(Cost $157,008) $ 153,967
Other Assets Less Liabilities 0.6% 887
Net Assets 100.0% $ 154,854
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,923 and represents 1.9% of net assets.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Interest subject to alternative minimum tax.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Escrowed to maturity
CDA Community Development Administration/Authority
COP Certificate of Participation

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Valuation Inputs   On May 31, 2023, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F90-054Q1 05/23